Securities at fair value through other comprehensive income and securities at amortized cost - Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt securities at fair value through other comprehensive income
Changes in the allowance for credit losses [Line Items]
Beginning balance	₩ 23,171	₩ 28,236
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Provision (reversal)	19,697	3,829
Disposal and others	(5,382)	(8,894)
Ending balance	37,486	23,171
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	22,493	27,581
Transfer (from)to 12-month expected credit loss	33	22
Transfer (from)to life time expected credit loss	(63)	(193)
Provision (reversal)	19,722	3,480
Disposal and others	(5,302)	(8,397)
Ending balance	36,883	22,493
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	678	655
Transfer (from)to 12-month expected credit loss	(33)	(22)
Transfer (from)to life time expected credit loss	63	193
Provision (reversal)	(25)	349
Disposal and others	(80)	(497)
Ending balance	603	678
Debt securities at amortized cost
Changes in the allowance for credit losses [Line Items]
Beginning balance	10,486	9,770
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Provision (reversal)	5,305	1,075
Disposal and others	1,156	(359)
Ending balance	16,947	10,486
Debt securities at amortized cost | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	10,486	9,759
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	(216)	0
Provision (reversal)	5,065	1,086
Disposal and others	1,149	(359)
Ending balance	16,484	10,486
Debt securities at amortized cost | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	0	11
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	216	0
Provision (reversal)	240	(11)
Disposal and others	7	0
Ending balance	₩ 463	₩ 0